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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen California Value
Municipal Income Trust
Semiannual Report to Shareholders ■ August 31, 2012
NYSE: VCV

2	Trust Performance
2	Trust Updates
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
24	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	6.73%

Trust at Market Value	1.60

Barclays California Municipal Index▼	3.24

Market Price Premium to NAV as of 8/31/12	0.81

Source(s): ▼Barclays via FactSet Research Systems Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco. com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
   Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.
   The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 15, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $116,000,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 11, 2012, all of the Trust’s ARPS were redeemed in full.
Mergers, Redomestication and Upcoming Name Change
At a shareholder meeting held on August 14, 2012, shareholders of the Trust approved the merger of each of Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities (the “Target Funds”) into the Trust. Shareholders also approved the redomestication of the Trust to a Delaware statutory trust. The redomestication and mergers were completed on August 27, 2012, and common shares of the Target Funds were converted into newly issued common shares of the Trust. VMTP shares of the Target Funds, if applicable, were converted into newly issued VMTP shares of the Trust.
In addition, the Trust will change its name to Invesco California Value Municipal Income Trust effective December 3, 2012.

NYSE Symbol	VCV
2	Invesco Van Kampen California Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen California Value Municipal Income Trust

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–152.65%
California–145.06%
ABAG Finance Authority for Non-profit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC–Wells Fargo Bank N.A.)(a)(b)	0.15%	11/15/35	$2,500	$2,500,000

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	3,000	3,298,650

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding);
Series 2008 A, Lease RB (INS–AGM)(c)	5.00%	12/01/24	235	261,745

Series 2008 A, Lease RB (INS–AGM)(c)	5.00%	12/01/25	750	831,090

Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.50%	01/01/30	1,725	1,923,013

Series 2010 A, RB	7.63%	01/01/40	750	833,333

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/35	1,120	355,163

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/36	1,805	513,577

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS–NATL)(c)(e)	4.50%	10/01/37	4,000	4,170,520

Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS–AGM)(c)(e)	5.00%	02/01/31	4,250	4,435,003

Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/24	4,970	2,932,002

Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/37	1,000	1,074,630

Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(c)	5.00%	09/15/32	2,500	2,721,800

Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB(e)	5.00%	04/01/31	6,000	6,921,840

Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/26	4,315	5,232,240

Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/29	4,795	5,784,544

Series 2009 F-1, Toll Bridge RB(e)	5.13%	04/01/39	4,500	5,044,455

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/26	1,245	735,807

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/28	3,000	1,603,410

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/31	2,010	925,022

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/32	430	188,826

Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS–AMBAC)(c)	5.50%	08/01/20	3,535	3,538,358

Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(c)	5.50%	08/01/20	1,510	1,515,980

California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(e)(f)	4.95%	12/01/37	9,000	9,236,790

California (State of) Department of Water Resources (Central Valley);
Series 2003 Y, Water System RB (INS–NATL)(c)	5.00%	12/01/25	2,000	2,065,020

Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,338,880

California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,340,800

California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,750	1,961,715

California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/38	7,480	8,167,636

California (State of) Educational Facilities Authority (OTIS College of Art and Design–Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,209

California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/34	2,000	2,214,820

Series 2009, RB	6.00%	04/01/40	1,000	1,180,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(e)	5.25%	10/01/39	$10,200	$11,963,376

California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,857,400

California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2004 G, RB	5.25%	07/01/23	2,555	2,715,352

Series 2009 A, RB	6.00%	07/01/39	2,500	2,952,525

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	4,350,800

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(c)	5.25%	07/01/38	5,050	5,409,257

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,065,190

California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB	5.00%	08/15/51	12,000	13,023,480

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,619,620

California (State of) Health Facilities Financing Authority (Scripps Health);
Series 2010 A, RB	5.00%	11/15/36	6,250	6,856,812

Series 2012 A, RB	5.00%	11/15/40	2,000	2,200,360

California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,565,200

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	3,500	4,128,425

Series 2011 D, Ref. RB	5.25%	08/15/31	10,000	11,480,200

California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS–NATL)(c)(f)	5.85%	08/01/17	2,005	2,072,629

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	487,535

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/19	1,215	1,308,579

Series 2007, COP	5.25%	02/01/37	6,500	6,710,145

California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	4,144,756

California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(g)	6.00%	07/01/28	1,000	1,028,090

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric); Series 1996 E, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	11/01/26	5,400	5,400,000

California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS–NATL)(c)	5.90%	06/01/14	1,000	1,093,200

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,430,750

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB(f)(h)	5.13%	11/01/23	2,000	2,173,460

California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	2,000	2,078,560

California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP–GNMA)(f)	6.35%	12/01/29	10	10,284

California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,965,689

Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,090,215

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,200,183

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,350,880

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,299,375

California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,686,750

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	4,925,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–CA MTG)(c)	6.25%	08/15/28	$2,750	$3,175,700

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(g)	5.13%	04/01/37	1,500	1,544,010

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	3,000	3,248,400

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	5,463,300

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS–FHA)(c)	6.75%	02/01/38	2,000	2,444,980

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,281,600

California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS–NATL)(c)	5.13%	07/01/24	1,950	2,195,719

California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(e)	5.00%	12/01/41	10,090	11,263,972

California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,175,750

Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,358,323

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,332,615

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,612,858

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,652,920

Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,500	3,964,835

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,834,077

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,436,984

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,846,780

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,576,749

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	5,000	5,519,000

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	5,355	5,900,889

California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC–Mizuho Corporate Bank)(a)(b)	0.17%	11/01/26	1,200	1,200,000

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,182,640

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(i)(j)	5.00%	01/01/28	1,500	2,057,025

California State University;
Series 2005 A, Systemwide RB (INS–AMBAC)(c)	5.00%	11/01/35	2,000	2,172,140

Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,647,600

Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS–AMBAC)(c)	5.00%	06/01/36	1,000	1,053,490

Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/35	1,090	1,195,468

Series 2008, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/38	1,620	1,768,991

Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS–NATL)(c)	5.00%	09/01/29	1,000	1,020,350

Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	10/01/23	2,000	2,065,660

Cathedral City (City of) Public Financing Authority;
Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/27	1,085	459,747

Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/28	1,085	428,694

Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/30	1,085	369,084

Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/31	1,085	334,386

Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/32	1,085	300,578

Series 2000 A, Tax Allocation CAB RB (INS–NATL)(c)(d)	0.00%	08/01/33	1,085	277,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(c)	5.00%	11/01/33	$1,250	$1,351,050

Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,122,240

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/29	625	283,181

Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,000,600

Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,776,565

Contra Costa (County of) Water District; Series 2002 L, Ref. RB(i)(j)	5.00%	10/01/12	2,135	2,143,583

Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS–AMBAC)(c)	5.00%	11/01/25	2,000	2,039,420

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,950	1,954,933

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/37	2,045	2,213,610

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/39	4,420	1,077,021

Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/48	2,860	413,871

East Bay Municipal Utility District;
Series 2005 A, Sub. Water System RB (INS–NATL)(c)	5.00%	06/01/35	3,205	3,524,731

Series 2010 A, Ref. Sub. Water System RB(e)	5.00%	06/01/36	2,745	3,199,380

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS–NATL)(c)	5.00%	07/01/32	1,000	1,077,700

Eden (Township of) Healthcare District;
Series 2010, COP	6.00%	06/01/30	1,500	1,647,270

Series 2010, COP	6.13%	06/01/34	500	551,765

El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS–NATL)(c)(f)	5.25%	07/01/15	610	635,327

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/31	2,735	1,085,549

Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/33	615	218,239

Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS–NATL)(c)	5.00%	09/01/19	1,000	1,001,220

Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(c)	5.00%	09/01/33	4,580	4,601,343

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(c)	5.00%	09/01/28	3,000	3,094,950

Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/29	2,560	1,135,258

Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(e)	5.00%	08/01/40	13,500	15,592,635

Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(d)(i)	0.00%	01/01/27	2,950	2,044,350

Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,589,666)(g)	6.00%	10/01/27	1,825	1,714,642

Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/29	750	332,595

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(c)	5.00%	06/01/35	965	989,453

Grant Joint Union High School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/23	1,000	1,156,810

Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/24	3,250	1,997,190

Huntington Beach Union High School District (Election of 2004);
Series 2004, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/26	1,280	1,373,773

Series 2004, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/27	1,250	1,335,238

Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,026,090

Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,538,520

Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/24	1,145	1,315,055

Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/25	500	573,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(c)	5.00%	06/01/31	$3,110	$3,190,425

Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(c)	5.00%	05/01/28	1,015	1,134,323

La Quinta (City of) Financing Authority; Series 2004 A, Local Agency Tax Allocation RB (INS–AMBAC)(c)	5.25%	09/01/24	4,100	4,282,819

La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1);
Series 2002, Tax Allocation RB (INS–AMBAC)(c)	5.00%	09/01/22	3,420	3,494,898

Series 2002, Tax Allocation RB (INS–AMBAC)(c)	5.13%	09/01/32	1,500	1,531,305

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.88%	08/01/39	1,000	1,138,760

Lathrop (City of) Mossdale Village Assessment District No. 03-1; Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,001,870

Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,163,700

Long Beach (City of);
Series 2005 A, Ref. Harbor RB (INS–NATL)(c)(f)	5.00%	05/15/24	2,750	3,036,632

Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,728,632

Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	11,625	13,589,974

Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS–AMBAC)(c)	6.00%	11/01/19	3,000	3,009,180

Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS–AMBAC)(c)(f)	4.75%	12/01/26	2,215	2,104,671

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,355,558

Series 2010 A, Sr. RB(e)	5.00%	05/15/35	6,000	6,791,160

Series 2010 D, Sr. RB(e)	5.25%	05/15/33	10,000	11,615,600

Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,283,820

Series 2011 A, Power System RB(e)	5.00%	07/01/22	9,200	11,466,512

Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,336,760

Series 2012 A, Water System RB(e)	5.00%	07/01/43	5,250	6,082,440

Series 2012 B, Waterworks RB	5.00%	07/01/37	3,000	3,497,820

Subseries 2003 A-2, Power System RB (INS–NATL)(c)	5.00%	07/01/27	5,000	5,161,450

Subseries 2006 A-1, Water System RB (INS–AMBAC)(c)	5.00%	07/01/36	1,000	1,134,290

Subseries 2007 A-1, Power System RB (INS–AMBAC)(c)	5.00%	07/01/39	1,500	1,691,175

Subseries 2008 A-1, Power System RB(e)	5.25%	07/01/38	8,200	9,581,454

Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS–AGM)(c)	5.00%	06/01/22	3,825	3,954,361

Series 2004 A, Unlimited Tax GO Bonds(i)(j)	5.00%	09/01/14	1,030	1,127,067

Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	10,000	11,776,600

Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS–AMBAC)(c)	5.00%	07/01/35	2,450	2,696,641

Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(e)	5.00%	08/01/33	8,000	9,150,240

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program);
Series 1999 A, CAB COP (INS–AMBAC)(c)(d)	0.00%	08/01/26	1,200	576,324

Series 2003 A, COP(i)(j)	5.00%	09/01/13	1,250	1,308,075

Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,259,240

Los Angeles Unified School District (Election of 2004);
Series 2005 E, Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	07/01/30	620	676,618

Series 2006 F, Unlimited Tax GO Bonds (INS–FGIC)(c)	5.00%	07/01/30	2,000	2,191,220

Series 2009-I, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	01/01/34	5,950	6,721,239

Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	5,178,959

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/34	850	275,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/22	$5,000	$5,177,200

Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS–AMBAC)(c)	5.00%	11/01/23	5,000	5,081,000

Montclair (City of) Redevelopment Agency (Hacienda Mobile Home Park); Series 2002, Mobile Home Park RB(i)(j)	6.00%	11/15/12	2,000	2,062,380

Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/34	1,000	1,114,120

Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/31	2,000	769,300

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(c)(d)	0.00%	08/01/29	1,250	555,700

Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB(g)	5.50%	03/01/18	1,650	1,707,272

Series 2008 B, RB(g)	6.50%	03/01/28	2,175	2,325,358

Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,086,014

Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,104,140

Series 2012, Ref. Special Tax RB	5.00%	09/01/31	3,470	3,764,117

Murrieta Valley Unified School District Public Financing Authority (Election of 2006);
Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/31	6,670	2,578,622

Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/33	820	282,752

National City (City of) Community Development Commission (National City Redevelopment);
Series 2004 A, Tax Allocation RB (INS–AMBAC)(c)	5.50%	08/01/32	1,730	1,768,856

Series 2011, Tax Allocation RB	7.00%	08/01/32	750	936,818

Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	2,000	2,000,880

Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,971,116

Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/29	6,000	2,660,760

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/28	670	325,118

Oakland (City of) (Measure DD); Series 2003 A, Unlimited Tax GO Bonds(i)(j)	5.00%	01/15/13	3,000	3,052,920

Oakland (City of) Joint Powers Financing Authority (Fruitvale Transit Village); Series 2001 B, VRD RB (LOC–Citibank N.A.)(a)(b)	0.28%	07/01/33	2,530	2,530,000

Oakland (City of); Series 2004 A, Sewer RB (INS–AGM)(c)	5.00%	06/15/25	2,355	2,517,613

Oakland (Port of);
Series 2002 L, RB(f)(i)(j)	5.00%	11/01/12	195	196,542

Series 2002 L, RB (INS–NATL)(c)(f)	5.00%	11/01/21	1,555	1,563,521

Series 2002 N, Ref. RB(f)(i)(j)	5.00%	11/01/12	380	383,006

Series 2002 N, Ref. RB (INS–NATL)(c)(f)	5.00%	11/01/22	5,120	5,146,880

Orange (County of) Sanitation District; Series 2007 B, COP (INS–AGM)(c)	5.00%	02/01/31	1,000	1,127,600

Orange (County of) Water District; Series 2003 B, COP (INS–NATL)(c)	5.00%	08/15/34	1,000	1,035,160

Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,128,960

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(c)	5.00%	06/01/29	1,000	1,031,640

Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	6.20%	08/01/30	1,000	1,116,520

Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(f)	5.45%	07/01/20	250	251,265

Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(f)	5.55%	07/01/28	475	462,764

Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.00%	07/01/18	250	257,988

Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.40%	07/01/23	250	254,465

Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.50%	07/01/27	530	537,632

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,375,150

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	03/01/49	3,920	548,957

Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	2,000	2,100,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS–NATL)(c)	5.00%	10/01/31	$1,000	$1,020,820

Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,351,305

Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS–NATL)(c)	5.50%	05/01/19	1,000	1,083,430

Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	07/01/49	8,440	1,115,262

Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(c)	5.25%	06/15/23	7,390	7,469,886

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2003, Special Tax RB	6.00%	09/01/24	2,000	2,033,440

Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS–AGM)(c)	5.25%	09/01/20	1,000	1,002,640

Rancho Mirage (City of) Redevelopment Agency (Redevelopment Plan–1984);
Series 2001 A-1, Tax Allocation RB (INS–NATL)(c)	5.00%	04/01/26	1,220	1,221,488

Series 2001 A-E, Tax Allocation RB (INS–NATL)(c)	5.25%	04/01/33	2,540	2,542,591

Rancho Mirage (City of) Redevelopment Agency; Series 2003 A, Housing Tax Allocation RB (INS–NATL)(c)	5.00%	04/01/33	1,000	1,003,120

Redding (City of); Series 2008 A, Electric System Revenue COP (INS–AGM)(c)	5.00%	06/01/27	725	811,384

Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS–NATL)(c)	4.75%	08/01/21	3,800	3,801,368

Regents of the University of California (UCLA Medical Center); Series 2004 A, RB (INS–AMBAC)(c)	5.25%	05/15/30	1,225	1,266,809

Regents of the University of California;
Series 2003 A, General RB (INS–AMBAC)(c)	5.00%	05/15/33	5,000	5,149,800

Series 2003 B, General RB (INS–AMBAC)(c)	5.00%	05/15/22	2,000	2,063,680

Series 2005 B, Limited Project RB(i)(j)	5.00%	05/15/13	1,000	1,043,880

Series 2007 J, General RB (INS–AGM)(c)(e)	4.50%	05/15/31	4,415	4,654,205

Series 2007 J, General RB (INS–AGM)(c)(e)	4.50%	05/15/35	3,585	3,750,484

Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,908,875

Series 2009 O, General RB(e)	5.25%	05/15/39	7,500	8,579,025

Series 2009 O, General RB	5.25%	05/15/39	1,500	1,715,805

Series 2009 Q, General RB(e)(k)	5.00%	05/15/34	9,080	10,446,722

Series 2012 G, Limited Project RB	5.00%	05/15/37	1,000	1,156,790

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,276,860

Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(c)	5.00%	10/01/33	1,000	1,114,850

Series 2008 D, Electric RB (INS–AGM)(c)	5.00%	10/01/28	2,085	2,342,998

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,262,120

Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bond (INS–AGM)(c)(e)	5.00%	08/01/32	5,000	5,713,100

RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS–AMBAC)(c)	5.00%	09/01/36	2,000	2,043,940

Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	06/01/20	1,650	1,246,922

Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB(i)	5.75%	12/01/22	180	180,144

Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS–AGM)(c)(e)	5.00%	08/15/24	4,960	5,741,101

Series 2008 U, Electric RB (INS–AGM)(c)	5.00%	08/15/24	1,000	1,157,480

Series 2008 U, Electric RB (INS–AGM)(c)(e)	5.00%	08/15/26	10,000	11,440,100

Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,389,533

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2008 A, Ref. VRD Sub. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.17%	12/01/36	1,500	1,500,000

Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,818,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(c)	5.00%	07/01/32	$1,000	$1,102,040

Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,800	4,166,928

Salinas Valley Solid Waste Authority;
Series 2002, RB (INS–AMBAC)(c)(f)	5.25%	08/01/27	1,000	1,002,020

Series 2002, RB (INS–AMBAC)(c)(f)	5.25%	08/01/31	2,000	2,003,560

San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/31	2,225	2,464,054

San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,226,350

San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,871,350

Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,859,200

San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,502,975

San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,317,760

Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,730,700

San Diego (County of) Water Authority;
Series 2004 A, COP (INS–AGM)(c)(e)	5.00%	05/01/29	6,000	6,362,880

Series 2004 A, COP (INS–AGM)(c)	5.00%	05/01/29	700	742,336

Series 2008 A, COP (INS–AGM)(c)	5.00%	05/01/28	2,080	2,356,016

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	5,000	5,983,700

San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/16	455	456,611

San Francisco (City & County of) (Laguna Honda Hospital);
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)(e)	5.00%	06/15/28	9,500	10,427,865

Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	06/15/28	355	389,673

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,412,960

Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/23	3,000	3,474,390

Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/25	5,000	5,696,150

Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,548,070

San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS–AGM)(c)(f)	6.13%	01/01/27	1,660	1,663,768

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(e)	5.00%	11/01/36	6,300	7,262,073

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	471,884

Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	594,470

San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,175,650

San Francisco (City of) Municipal Transportation Agency;
Series 2012 A, RB	5.00%	03/01/32	1,140	1,314,523

Series 2012 B, RB	5.00%	03/01/42	3,355	3,774,643

San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS–AMBAC)(c)	5.00%	06/01/37	10,000	10,032,000

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/32	1,000	388,400

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(c)	5.00%	08/01/30	2,500	2,839,350

Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.60%	08/01/23	2,000	2,262,760

Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS–AGM)(c)(d)	0.00%	04/01/36	1,000	275,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Santa Clara (City of);
Series 2003 A, Sub. Electric RB (INS–NATL)(c)	5.00%	07/01/23	$2,610	$2,702,838

Series 2003 A, Sub. Electric RB (INS–NATL)(c)	5.00%	07/01/24	2,735	2,830,643

Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(e)	5.25%	05/15/36	10,000	11,151,900

Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS–AMBAC)(c)	5.00%	04/01/32	1,680	1,906,985

Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,660,020

School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, CAB RB (INS–AGM)(c)(d)	0.00%	08/01/26	1,295	689,108

Semitropic Improvement District; Series 2012 A, Ref. Water Storage District RB	5.00%	12/01/35	2,000	2,213,700

Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,080,680

Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS–AMBAC)(c)	5.00%	09/01/30	3,000	3,070,740

Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/28	1,520	732,777

Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/29	5,000	2,275,950

Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/30	1,210	521,437

South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS–AGM)(c)	5.80%	09/02/18	3,305	3,383,956

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS–AGM)(c)	5.00%	10/01/29	1,640	1,690,463

Series 2005 A, Ref. RB (INS–AMBAC)(c)	5.00%	10/01/28	2,250	2,271,330

Southern California Metropolitan Water District;
Series 2003 B-1, RB(i)(j)	5.00%	10/01/13	3,825	4,023,785

Series 2003 B-1, RB(i)(j)	5.00%	10/01/13	175	184,095

Series 2003 B-1, RB(i)(j)	5.00%	10/01/13	1,790	1,883,026

Series 2003 B-1, RB(i)(j)	5.00%	10/01/13	210	220,914

Series 2003 B-2, RB(i)(j)	5.00%	10/01/13	1,900	1,998,743

Series 2009 B, Ref. RB(e)	5.00%	07/01/27	7,825	9,262,296

Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB(a)	0.15%	07/01/20	2,000	2,000,000

Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(e)	5.25%	07/01/29	2,850	3,423,848

Series 2011-1, RB(e)	5.25%	07/01/31	2,850	3,384,375

Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,014,320

Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	1,006,650

Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,970,890

Tustin Unified School District (School Facilities Improvement District No. 2002-1- Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	06/01/28	250	282,058

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(c)(h)(j)	3.50%	05/31/13	5,300	5,306,519

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(d)	0.00%	04/01/14	3,000	2,936,070

Upland Unified School District (Election of 2000); Series 2001 B, Unlimited Tax GO Bonds (INS–AGM)(c)	5.13%	08/01/25	1,000	1,038,060

Val Verde Unified School District (Refunding & School Construction);
Series 2005 B, COP (INS–NATL)(c)	5.00%	01/01/30	675	676,573

Series 2005 B, COP (INS–NATL)(c)	5.00%	01/01/35	1,330	1,310,555

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,336,030

Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(c)(e)	5.00%	08/01/28	2,185	2,417,550

Washington Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	08/01/22	1,375	1,424,486

West Basin Municipal Water District; Series 2008 B, Ref. COP (INS–AGC)(c)	5.00%	08/01/27	1,640	1,808,625

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/25	5,000	2,719,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/32	$9,370	$3,360,738

Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/22	2,655	1,844,482

Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(c)(e)	5.00%	08/01/32	16,000	18,087,360

Yucaipa Valley Water District; Series 2004 A, COP (INS–NATL)(c)	5.25%	09/01/24	1,000	1,044,590

				946,482,578

Puerto Rico–4.80%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	6.00%	07/01/47	5,000	5,475,800

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,154,740

Series 2010 XX, RB	5.25%	07/01/40	2,450	2,549,495

Series 2012 A, RB	5.00%	07/01/29	2,000	2,140,180

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(i)(j)	5.45%	07/01/17	2,200	2,665,982

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	500	535,280

First Subseries 2010 C, RB	5.00%	08/01/35	2,000	2,122,660

First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,126,960

Series 2011 C, RB(e)	5.00%	08/01/40	3,930	4,260,513

Series 2011 C, RB(e)	5.25%	08/01/40	6,555	7,302,073

				31,333,683

Virgin Islands–1.63%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	2,740	2,749,206

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,492,859

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,107,900

Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	3,277,920

				10,627,885

Guam–1.16%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,498,516

Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	669,024

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,388,020

				7,555,560

TOTAL INVESTMENTS(l)–152.65% (Cost $913,362,655)				995,999,706

FLOATING RATE NOTE OBLIGATIONS–(23.91%)
Notes with interest rates ranging from 0.15% to 0.34% at 08/31/2012 and contractual maturities of collateral ranging from 07/01/22 to 07/01/43 (See Note 1I)(m)				(156,015,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.81)%				(187,985,043)

OTHER ASSETS LESS LIABILITIES–0.07%				459,269

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$652,458,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen California Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $8,319,372, which represented 1.28% of the Trust’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	13.2%

National Public Finance Guarantee Corp.	9.4

American Municipal Bond Assurance Corp.	7.3

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $285,350,967 are held by Dealer Trusts and serve as collateral for the $156,015,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	75.9%

General Obligation Bonds	19.9

Pre-refunded Bonds	2.7

Other	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $913,362,655)	$995,999,706

Receivable for:
Investments sold	2,995,699

Interest	10,581,227

Fund expenses absorbed	60,818

Investment for trustee deferred compensation and retirement plans	22,358

Deferred offering costs	186,074

Other assets	26,948

Total assets	1,009,872,830

Liabilities:
Floating rate note obligations	156,015,000

Variable rate muni term preferred shares at liquidation value ($0.01 par value, 1,883 shares issued with liquidation preference of $100,000 per share)	187,985,043

Payable for:
Investments purchased	2,580,269

Amount due custodian	10,560,910

Accrued fees to affiliates	75

Accrued interest expense	30,921

Accrued other operating expenses	85,849

Trustee deferred compensation and retirement plans	155,831

Total liabilities	357,413,898

Net assets applicable to common shares	$652,458,932

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$643,653,657

Undistributed net investment income	2,048,483

Undistributed net realized gain (loss)	(75,880,259)

Unrealized appreciation	82,637,051

$652,458,932

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares	47,830,548

Net asset value per common share	$13.64

Market value per common share	$13.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$12,188,262

Expenses:
Advisory fees	1,417,701

Administrative services fees	45,698

Custodian fees	5,856

Interest, facilities and maintenance fees	1,006,305

Transfer agent fees	17,926

Trustees’ and officers’ fees and benefits	20,713

Other	192,399

Total expenses	2,706,598

Less: Fees waived	(88,550)

Net expenses	2,618,048

Net investment income	9,570,214

Realized and unrealized gain (loss):
Net realized gain (loss) from investment securities	(3,159,979)

Change in net unrealized appreciation of investment securities	13,630,440

Net realized and unrealized gain	10,470,461

Net increase in net assets resulting from operations	20,040,675

Distributions to preferred shareholders from net investment income	(77,315)

Net increase in net assets from operations applicable to common shares	$19,963,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	Six Months ended	Year ended
	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$9,570,214	$20,035,341

Net realized gain (loss)	(3,159,979)	(11,112,713)

Change in net unrealized appreciation	13,630,440	61,814,171

Net increase in net assets resulting from operations	20,040,675	70,736,799

Distributions to preferred shareholders from net investment income	(77,315)	(319,160)

Net increase in net assets from operations applicable to common shares	19,963,360	70,417,639

Distributions to shareholders from net investment income	(10,100,398)	(20,176,124)

Net increase in net assets resulting from share transactions	349,583,944	434,858

Net increase in net assets applicable to common shares	359,446,906	50,676,373

Net assets applicable to common shares:
Beginning of period	293,012,026	242,335,653

End of period (includes undistributed net investment income of $2,048,483 and $2,655,982, respectively)	$652,458,932	$293,012,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$19,963,360

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(28,816,860)

Proceeds from sales of investments	27,157,551

Amortization of premium	(1,894,172)

Accretion of discount	4,993,269

Increase in receivables and other assets	(5,291,647)

Increase in accrued expenses and other payables	75,715

Net realized loss from investment securities	3,159,979

Net change in unrealized appreciation on investment securities	(13,630,440)

Net cash provided by operating activities	5,715,728

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(9,870,079)

Increase in payable for amount due custodian	4,154,351

Increase in VMTP shares, at liquidation value	116,000,000

Net proceeds from the redemption of preferred shares	(116,000,000)

Net cash provided by (used in) financing activities	(5,715,728)

Cash at beginning of period	—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,045,572

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen California Value Municipal Income Trust (the “Trust”), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Prior to August 27, 2012, the Trust was organized as a Massachusetts business trust.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

18        Invesco Van Kampen California Value Municipal Income Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

19        Invesco Van Kampen California Value Municipal Income Trust

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective August 27, 2012, the Adviser has contractually agreed, through at least August 27, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.52%. Through June 30, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.05%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 27, 2014.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $88,550.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

20        Invesco Van Kampen California Value Municipal Income Trust

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$995,999,706	$—	$995,999,706

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2012, the Trust paid legal fees of $101,788 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is of counsel with the firm.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $101,914,286 and 0.98%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2015	$1,441,133	$—	$1,441,133

February 29, 2016	20,393,535	—	20,393,535

February 28, 2017	31,471,695	—	31,471,695

February 28, 2018	5,165,565	—	5,165,565

February 28, 2019	3,798,339	—	3,798,339

Not subject to expiration	—	9,527,961	9,527,961

	$62,270,267	$9,527,961	$71,798,228

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

21        Invesco Van Kampen California Value Municipal Income Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $44,739,222 and $29,953,250, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$82,263,796

Aggregate unrealized (depreciation) of investment securities	(217,208)

Net unrealized appreciation of investment securities	$82,046,588

Cost of investments for tax purposes is $913,953,118.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31,	February 29,
	2012	2012

Beginning shares	22,142,812	22,106,471

Issued in connection with acquisitions(a)	25,670,636	—

Shares issued through dividend reinvestment	17,100	36,341

Ending shares	47,830,548	22,142,812

(a)	As of the opening of business on August 27, 2012, the Trust acquired all the net assets of Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities (the “Target Trusts”) pursuant to a plan of reorganization approved by the Trustees of the Trust on November 28, 2011 and by the shareholders of the Target Trusts on August 14, 2012. The acquisition was accomplished by a tax-free exchange of 25,670,636 shares of the Trust for 10,467,280 shares outstanding of Invesco California Municipal Income Trust, 3,399,956 shares outstanding of Invesco California Municipal Securities and 8,787,478 shares outstanding of Invesco California Quality Municipal Securities as of the close of business on August 24, 2012. Shares of the Target Trusts were exchanged for a like share class of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust on the close of business, August 24, 2012. Invesco California Municipal Income Trust’s net assets applicable to common shares as of the close of business on August 24, 2012 of $166,017,589, including $18,407,003 of unrealized appreciation, Invesco California Municipal Securities’ net assets as of the close of business on August 24, 2012 of $53,419,190, including $5,407,336 of unrealized appreciation and Invesco California Quality Municipal Securities’ net assets applicable to common shares as of the close of business on August 24, 2012 of $129,453,068, including $15,330,114 of unrealized appreciation, were combined with those of the Trust. The net assets applicable to common shares of the Trust immediately before the acquisition were $301,173,997 and $650,063,844 immediately after the acquisition.
The pro forma results of operations for the six months ended August 31, 2012 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$18,811,987

Net realized/unrealized gains	16,665,737

Change in net assets resulting from operations	$35,477,724

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trust that have been included in the Trust’s Statement of Operations since August 27, 2012.

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). From May 22, 2012 through June 21, 2012, the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with proceeds received from the issuance of VMTP Shares.
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

Range of
Series	Dividend Rates†

A	0.198-0.396%

B	0.198-0.350

C	0.213-0.381

D	0.244-0.381

†	For the period March 1, 2012 through June 21, 2012.

22        Invesco Van Kampen California Value Municipal Income Trust

  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of ARPS at liquidation value.
  Beginning February 13, 2008 and continuing through June 21, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.
  Transactions in ARPS were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	1,392	$34,800,000	1,740	$43,500,000	1,044	$26,100,000	464	$11,600,000

Shares redeemed	(1,392)	(34,800,000)	(1,740)	(43,500,000)	(1,044)	(26,100,000)	(464)	(11,600,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—	—	$—

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the Securities Act of 1933. In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust with a liquidation preference of $100,000 and a discount value of $72,168,127. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.05% Per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $123,230,000 and 1.22%, respectively.
  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the VMTP Shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares, which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.076	September 18, 2012	September 28, 2012

October 1,2012	$0.066	October 12, 2012	October 31, 2012

23        Invesco Van Kampen California Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009	2008	2007

Net asset value per common share, beginning of period	$13.23		$10.96	$12.72		$11.78	$10.11	$15.38	$16.69

Net investment income(a)	0.42		0.91	0.32		0.98	1.04	1.18	1.13

Net gains (losses) on securities (both realized and unrealized)	0.45		2.28	(1.77)		0.89	1.58	(5.28)	(1.25)

Distributions paid to preferred shareholders:
Dividends from net investment income	(0.00)		(0.01)	(0.01)		(0.02)	(0.06)	(0.32)	(0.30)

Distributions from net realized gain	—		—	—		—	—	—	(0.02)

Total from investment operations	0.87		3.18	(1.46)		1.85	2.56	(4.42)	(0.44)

Less distributions paid to common shareholders:
Dividends from net investment income	(0.46)		(0.91)	(0.30)		(0.91)	(0.89)	(0.85)	(0.81)

Distributions from net realized gains	—		—	—		—	—	—	(0.06)

Total distributions to common shareholders	(0.46)		(0.91)	(0.30)		(0.91)	(0.89)	(0.85)	(0.87)

Net asset value per common share, end of period	$13.64		$13.23	$10.96		$12.72	$11.78	$10.11	$15.38

Market value per common share, end of period	$13.76		$14.01	$11.21		$13.02	$12.02	$10.34	$15.44

Total return at net asset value(b)	6.63%		30.26%	(11.47)%		16.33%

Total return at market value(c)	1.60%		34.87%	(11.54)%		16.70%	26.67%	(28.65)%	2.80%

Net assets applicable to common shares, end of period (000’s omitted)	$652,459		$293,012	$242,336		$280,950	$259,740	$222,299	$337,272

Portfolio turnover rate(d)	6%		20%	4%		12%	30%	33%	38%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	1.70	%(f)	1.35%	1.40	%(g)(h)	1.36%	1.53%	2.03%	1.91%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(i)	1.05	%(f)	1.05%	1.05	%(g)(h)	1.12%	1.19%	0.97%	1.03%

Without fee waivers and/or expense reimbursements(e)	1.76	%(f)	1.41%	1.43	%(g)(h)	1.46%	1.72%	2.19%	2.05%

Ratio of net investment income before preferred share dividends	6.23	%(f)	7.60%	8.66	%(g)(h)	8.03%	9.97%	8.52%	7.04%

Preferred share dividends	0.05	%(f)	0.12%	0.22	%(h)

Ratio of net investment income after preferred share dividends	6.18	%(f)	7.48%	8.44	%(g)(h)	7.83%	9.37%	6.23%	5.18%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$187,985		$116,000	$130,000		$130,000	$140,000	$160,000	$200,000

Asset coverage per preferred share(j)(k)	$446,332		$88,149	$71,603		$79,032	$71,385	$59,769	$67,182

Liquidating preference per preferred share(j)	$100,000		$25,000	$25,000		$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $368,033,304 and sold of $1,073,575 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities into the Trust.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $304,814.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(h)	Annualized.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

NOTE 13—Subsequent Event

Effective December 3, 2012, the Trust will change its name to Invesco California Value Municipal Income Trust.

24        Invesco Van Kampen California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen California Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds. The Board also considered materials it had received in approving the proposed reorganizations of other closed-end funds advised by Invesco Advisers into the Fund.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, two and three year periods, the fourth quintile for the five year period and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, two and three year periods and below the performance of the index for the five and ten year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

25        Invesco Van Kampen California Value Municipal Income Trust

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses. The Board also considered that in the event the proposed reorganizations are consummated, Invesco Advisers has contractually agreed, for at least two years from the closing date of the reorganizations, to waive advisory fees and/or reimburse expenses in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets of the Fund.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Van Kampen California Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen California Value Municipal Income Trust (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect three Class I Trustees, by the holders of Common Shares and Preferred Shares voting together as a single class, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	David C. Arch	19,692,481	936,917
	Jerry D. Choate	19,716,619	912,779
	Suzanne H. Woolsey	19,704,355	925,043

The Meeting was adjourned until August 14, 2012, with respect to the following proposals:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Common Shares and Preferred Shares voting separately.

(2b.i)	Approval of an Agreement and Plan of Merger that provides for Invesco California Municipal Income Trust to merge with and into the Fund by holders of Common Shares and Preferred Shares voting separately.

(2b.ii)	Approval of an Agreement and Plan of Merger that provides for Invesco California Quality Municipal Securities to merge with and into the Fund by holders of Common Shares and Preferred Shares voting separately.

(2b.iii)	Approval of an Agreement and Plan of Merger that provides for Invesco California Municipal Securities to merge with and into the Fund.

The results of the voting on the above matters were as follows:

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstain	Non-Votes

(1)	Common Shares	11,967,569	893,583	599,864	7,475,413
	Preferred Shares	1,160	0	0	0
(2b.i)	Common Shares	11,898,660	936,406	625,950	7,475,413
	Preferred Shares	1,160	0	0	0
(2b.ii)	Common Shares	11,889,901	929,438	641,677	7,475,413
	Preferred Shares	1,160	0	0	0
(2b.iii)	Common Shares	11,868,629	939,137	653,250	7,475,413
	Preferred Shares	1,160	0	0	0

27        Invesco Van Kampen California Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust's semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust's Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-07404	VK-CE-CAVMI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.